Shareholder Fees {- Fidelity SAI Japan Stock Index Fund}	May 19, 2021 USD ($)
NF_10.31 Fidelity SAI International Index Funds Combo PRO-01 | Fidelity SAI Japan Stock Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none